DERIVATIVE LIABILITY - Schedule of continuity of derivative liability (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 04, 2019	May 24, 2019	Jan. 31, 2021	Jan. 31, 2020
Derivative Liabilities [abstract]
Derivative liabilities opening balance			$ 3,699,152	$ 23,097
On acquisition	$ 3,748,377	$ 4,707,370
Fair value adjustment on derivative liabilities			5,731,839	(4,779,692)
Derivative liabilities ending balance			$ 9,430,991	$ 3,699,152